SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ (119)	$ (124)
Payment of bank advisory fees	0	(2,890)
Accounts payable and other liabilities	(344)	76
Net change in non-cash working capital	$ (463)	$ (2,938)